Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Jan. 31, 2023	Oct. 31, 2022
Assets:
Precious metals		$ 725	$ 543
Trading assets
Loans		7,642	7,811
Securities		106,735	103,547
Other		1,969	1,796
Derivative financial instruments
Derivative Financial Assets		44,820	55,699
Liabilities:
Deposits	[1]	949,887	916,181
Financial liabilities designated at fair value through profit or loss		26,583	22,421
Obligations related to securities sold short		43,439	40,449
Derivative financial instruments
Derivative Financial Liabilities		52,746	65,900
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	725	543
Trading assets
Assets		116,346	113,154
Investment securities
Investment securities	[3]	86,809	86,398
Derivative financial instruments
Derivative Financial Assets		44,820	55,699
Liabilities:
Deposits		104	15
Financial liabilities designated at fair value through profit or loss		26,583	22,421
Obligations related to securities sold short		43,439	40,449
Derivative financial instruments
Derivative Financial Liabilities		52,746	65,900
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,642	7,811
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		15,948	14,734
Investment securities
Investment securities	[3]	9,862	11,002
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		9,295	10,277
Investment securities
Investment securities	[3]	6,425	5,429
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		11,488	11,957
Investment securities
Investment securities	[3]	34,835	35,236
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		8,863	8,302
Investment securities
Investment securities	[3]	29,308	27,704
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		10,641	11,344
Investment securities
Investment securities	[3]	2,064	1,962
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		50,500	46,933
Investment securities
Investment securities	[3]	4,315	5,065
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,969	1,796
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		13,710	15,210
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		25,406	32,223
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,396	2,561
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		521	780
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,787	4,925
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		19,877	22,854
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		28,000	35,634
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,008	3,720
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		22	25
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		1,839	3,667
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		80,718	75,475
Investment securities
Investment securities	[3]	45,306	45,855
Derivative financial instruments
Derivative Financial Assets		62	332
Liabilities:
Obligations related to securities sold short		38,104	35,059
Derivative financial instruments
Derivative Financial Liabilities		152	636
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		11,541	10,139
Investment securities
Investment securities	[3]	5,008	4,947
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		4,497	4,299
Investment securities
Investment securities	[3]	2,480	2,029
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		11,488	11,957
Investment securities
Investment securities	[3]	32,223	32,412
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		187	15
Investment securities
Investment securities	[3]	3,153	3,217
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		2,643	2,367
Investment securities
Investment securities	[3]		40
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		50,362	46,698
Investment securities
Investment securities	[3]	2,442	3,210
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		62	332
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		152	636
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	725	543
Trading assets
Assets		35,593	37,667
Investment securities
Investment securities	[3]	39,794	38,855
Derivative financial instruments
Derivative Financial Assets		44,704	55,317
Liabilities:
Deposits		104	15
Financial liabilities designated at fair value through profit or loss		26,583	22,421
Obligations related to securities sold short		5,329	5,387
Derivative financial instruments
Derivative Financial Liabilities		52,552	65,224
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,641	7,811
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		4,407	4,595
Investment securities
Investment securities	[3]	4,854	6,055
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		4,798	5,978
Investment securities
Investment securities	[3]	3,945	3,400
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities			0
Investment securities
Investment securities	[3]	2,612	2,824
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		8,676	8,287
Investment securities
Investment securities	[3]	26,155	24,487
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		7,992	8,976
Investment securities
Investment securities	[3]	2,011	1,874
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		110	224
Investment securities
Investment securities	[3]	217	215
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,969	1,796
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		13,698	15,193
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		25,406	32,223
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,309	2,209
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		517	780
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,774	4,912
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		19,865	22,842
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		28,000	35,634
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,834	3,063
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		20	25
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		1,833	3,660
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		35	12
Investment securities
Investment securities	[3]	1,709	1,688
Derivative financial instruments
Derivative Financial Assets		54	50
Liabilities:
Obligations related to securities sold short		6	3
Derivative financial instruments
Derivative Financial Liabilities		42	40
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		1
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		6	1
Investment securities
Investment securities	[3]	53	48
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		28	11
Investment securities
Investment securities	[3]	1,656	1,640
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		12	17
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		25	20
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4
Derivative financial instruments
Derivative Financial Liabilities		2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		13	13
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		12	12
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		22	21
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 6	$ 7

[1]	Deposits denominated in U.S. dollars amount to $335,247 (October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $21,103 (October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $31,034 (October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $115,591 (October 31, 2022 – $106,817).
[2]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[3]	Excludes debt investment securities measured at amortized cost of $24,195 (October 31, 2022 – $23,610).